Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value through Profit or Loss
	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Listed equity investments, at fair value	1,951	1,141	156